UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $952,736 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200    22404 41504000 SH       SOLE                 41504000
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     3943 20752000 SH  CALL SOLE                 20752000
AMARIN CORP PLC                SPONSORED ADR    023111107        0  2599010 SH  CALL SOLE                  2599010
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    14244   230000 SH       SOLE                   230000
AMREP CORP NEW                 COM              032159105     7204   151500 SH       SOLE                   151500
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    61818  3233170 SH       SOLE                  3233170
CBS CORP NEW                   CL B             124857202    54818  1645200 SH       SOLE                  1645200
CENTURY ALUM CO                COM              156431108    32778   600000 SH       SOLE                   600000
COMPASS DIVERSIFIED TR         SH BEN INT       20451Q104    16546   928000 SH       SOLE                   928000
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102    23215  1136317 SH       SOLE                  1136317
FLORIDA EAST COAST INDS        COM              340632108   103725  1250000 SH       SOLE                  1250000
FREEDOM ACQUISITION HLDGS IN   *W EXP 12/28/201 35645F111     2867   882100 SH       SOLE                   882100
GRAPHIC PACKAGING CORP DEL     COM              388688103     6052  1250373 SH       SOLE                  1250373
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    52690  1000000 SH       SOLE                  1000000
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    51976  1882500 SH       SOLE                  1882500
GULFPORT ENERGY CORP           COM NEW          402635304    70443  3525671 SH       SOLE                  3525671
INTEGRATED ELECTRICAL SVC      COM              45811E301    62646  1900102 SH       SOLE                  1900102
MASTERCARD INC                 CL A             57636Q104    41468   250000 SH       SOLE                   250000
MEDICINOVA INC                 COM NEW          58468P206     1676   200000 SH       SOLE                   200000
NEXMED INC                     COM              652903105     1133  1348315 SH  CALL SOLE                  1348315
NEXMED INC                     COM              652903105     3143  2663400 SH  CALL SOLE                  2663400
NEXMED INC                     COM              652903105    18253 10029287 SH       SOLE                 10029287
NICHOLAS FINANCIAL INC         COM NEW          65373J209     6826   635019 SH       SOLE                   635019
NYMOX PHARMACEUTICAL CORP      COM              67076P102    13662  2597380 SH       SOLE                  2597380
PHH CORP                       COM NEW          693320202    30292   970600 SH       SOLE                   970600
RESOURCE AMERICA INC           CL A             761195205     7600   368755 SH       SOLE                   368755
RESOURCE CAP CORP              COM              76120W302        8    16001 SH  CALL SOLE                    16001
RETAIL VENTURES INC            COM              76128Y102     6779   420300 SH       SOLE                   420300
RUSH ENTERPRISES INC           CL B             781846308     5146   245750 SH       SOLE                   245750
RUSH ENTERPRISES INC           CL A             781846209     8066   371376 SH       SOLE                   371376
SYNALLOY CP DEL                COM              871565107     6980   200000 SH       SOLE                   200000
TEEKAY CORPORATION             COM              Y8564W103    43110   744439 SH       SOLE                   744439
TERRA INDS INC                 COM              880915103     8849   348100 SH       SOLE                   348100
U S GLOBAL INVS INC            CL A             902952100    11335   500000 SH       SOLE                   500000
UNION PAC CORP                 COM              907818108    85181   739740 SH       SOLE                   739740
WELLPOINT INC                  COM              94973V107    65860   825000 SH       SOLE                   825000